Schedule of maturities of debt (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Debt Disclosure [Abstract]
2025	$ 188,051	$ 256,915
2026	76,755	104,862
2027	82,303	112,443
2028	21,490	29,359
Total	368,599	503,579
Less: current portion	(188,051)	(256,915)	$ (245,625)
Long-term portion	$ 180,548	$ 246,664	$ 503,577